Consolidated Schedule of Investments (unaudited)
January 31, 2025
iShares® Commodity Curve Carry Strategy ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Certificates of Deposit
Bank of Montreal, 4.49%, 01/13/26	$250	$250,101
BNP Paribas SA/New York, 4.20%, 10/02/25	260	259,390
Canadian Imperial Bank of Commerce/New York
4.49%, 01/23/26	250	250,088
4.74%, 02/09/26, (1-day SOFR + 0.300%)(a)	250	249,889
Cooperatieve Rabobank UA, 5.27%, 02/05/25	250	250,026
Credit Agricole Corporate and Investment Bank/New York, 4.65%, 06/20/25, (1-day SOFR + 0.290%)(a)	350	350,198
Credit Industriel et Commercial, 5.20%, 02/04/25	250	250,018
DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 4.50%, 06/11/25	250	250,061
Lloyds Bank Corporate, 5.10%, 07/25/25	310	310,831
Mitsubishi UFJ Trust & Banking Corp./New York, 4.76%, 07/01/25, (1-day SOFR + 0.400%)(a)	290	290,253
Mizuho Bank Ltd./New York, 4.60%, 11/07/25	270	270,186
MUFG Bank Ltd., 5.39%, 03/06/25	250	250,200
Royal Bank of Canada, 4.60%, 11/25/25	270	270,071
Sumitomo Mitsui Banking Corp./New York, 4.59%, 05/12/25, (1-day SOFR + 0.230%)(a)	360	360,004
Sumitomo Mitsui Trust Bank Ltd./New York, 4.58%, 02/07/25	420	420,010
Svenska Handelsbanken AB/New York, 4.66%, 01/13/26, (1-day SOFR + 0.310%)(a)	260	260,048
Svenska Handelsbanken/New York, 4.66%, 02/06/25, (1-day SOFR + 0.300%)(a)	250	250,007
Total Certificates of Deposit — 12.4% (Cost: $4,790,002)		4,791,381
Commercial Paper
American Electric Power Co. Inc., 4.56%, 03/03/25	250	249,022
American Honda Finance Corp., 4.63%, 05/22/25	610	601,412
Aquitaine Funding Co. LLC, 4.46%, 03/20/25	250	248,522
AT+T Inc., 4.57%, 03/27/25	390	387,442
Australia & New Zealand Banking Group Ltd.
4.35%, 06/26/25	250	245,662
4.65%, 11/17/25	300	299,999
Bank of Nova Scotia (The), 4.43%, 02/06/25, (1-day SOFR + 0.290%)(a)(b)	250	250,007
BASF SE, 4.64%, 03/31/25	500	496,223
Bell Telephone Co. of Canada or Bell Canada (The), 4.45%, 02/25/25	250	249,230
BofA Securities Inc.
4.53%, 07/25/25	320	313,111
4.53%, 11/18/25	280	270,114
Britannia Funding Co. LLC, 4.36%, 02/03/25	450	449,837
Broadcom Inc.
4.77%, 02/20/25	250	249,339
4.77%, 02/26/25	250	249,141
Brookfield BRP Holdings Canada Inc.
4.48%, 02/05/25	250	249,845
4.52%, 02/19/25	250	249,405
Concord Minutemen Capital Co. LLC, 4.46%, 03/06/25	450	448,112
DBS Bank Ltd., 4.34%, 02/27/25	450	448,539
DNB Bank ASA
4.35%, 05/19/25	370	365,229
4.38%, 10/08/25	290	281,441
Enbridge U.S. Inc.
4.53%, 02/20/25	250	249,373
4.57%, 03/10/25	360	358,404
Security	Par (000)	Value
Extra Space Storage LP, 4.65%, 03/06/25	$250	$248,906
Henkel of America Inc., 4.29%, 02/24/25	500	498,573
HSBC USA Inc.
4.54%, 05/01/25	250	247,194
4.63%, 07/25/25	250	244,503
Hyundai Capital America, 4.48%, 02/07/25	400	399,652
ING U.S. Funding LLC
4.43%, 06/20/25	350	344,070
4.64%, 10/03/25	340	340,010
JP Morgan Securities LLC, 4.71%, 11/04/25, (1-day SOFR + 0.390%)(a)(b)	270	270,182
Keurig Dr. Pepper Inc., 4.59%, 04/16/25	390	386,307
Korea Development Bank/New York, 4.44%, 04/09/25	390	386,757
Lloyds Bank Corporate Markets PLC/New York, 4.36%, 02/03/25	400	399,855
LMA-Americas LLC, 4.41%, 04/02/25	340	337,477
LVMH Moet Hennessy Louis Vuitton SE
4.34%, 02/25/25	430	428,709
4.35%, 03/20/25	290	288,327
Macquarie Bank Ltd.
4.39%, 02/18/25	250	249,452
4.42%, 03/03/25, (1-day SOFR + 0.280%)(a)(b)	400	400,064
Marriott International Inc./MD, 4.58%, 03/18/25	250	248,546
Marubeni Finance America LLC, 4.60%, 02/10/25	250	249,681
Mitsubishi Corp. Americas, 4.39%, 04/14/25	440	436,115
National Bank of Canada
4.35%, 02/25/25	270	269,187
4.43%, 06/12/25	570	560,888
NatWest Markets PLC, 4.38%, 06/24/25	250	245,696
NTT Finance Americas Inc., 4.39%, 02/13/25	500	499,209
Nutrien Ltd., 4.59%, 03/10/25	400	398,069
Overwatch Alpha Funding LLC, 4.35%, 02/03/25	500	499,819
Paradelle Funding LLC
4.42%, 05/30/25	320	315,391
4.46%, 09/24/25	280	272,051
Penske Truck Leasing Co. LP, 4.66%, 03/18/25	250	248,519
Podium Funding Trust, 4.44%, 06/16/25	360	354,056
Procter & Gamble Co. (The), 4.29%, 03/26/25	430	427,252
Pure Grove Funding, 4.49%, 09/26/25	280	271,928
Queensland Treasury Corp., 4.34%, 03/18/25	250	248,621
Spire Inc.
4.54%, 02/24/25	250	249,246
4.56%, 03/04/25	360	358,547
Swedbank AB
4.46%, 02/05/25, (1-day SOFR + 0.300%)(a)(b)	250	250,006
4.59%, 10/01/25(a)(b)	260	260,237
Toyota Industries Commercial Finance Inc., 4.41%, 04/08/25	440	436,421
Union Electric Co., 4.50%, 02/14/25	390	389,318
Verto Capital Compartment B, 4.37%, 02/12/25	250	249,636
Verto Capital I Compartment A, 4.36%, 02/06/25	500	499,637
Volkswagen Financial Services, 4.56%, 03/05/25	390	388,376
Washington Morgan Capital Co. LLC, 4.37%, 02/14/25	370	369,372
Waste Management Inc., 4.48%, 02/04/25	500	499,751
Total Commercial Paper — 57.5% (Cost: $22,170,976)		22,175,022
U.S. Treasury Obligations(c)
U.S. Treasury Bill
4.14%, 10/02/25	1,500	1,459,336
4.34%, 02/04/25	500	499,942

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Commodity Curve Carry Strategy ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
4.43%, 03/20/25	$500	$497,359
4.51%, 02/27/25	500	498,588
4.97%, 02/13/25	500	499,410
5.10%, 06/12/25	500	492,520
Total U.S. Treasury Obligations — 10.2% (Cost: $3,945,600)		3,947,155
	Shares
Money Market Funds
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(d)(e)	8,440,000	8,440,000
Total Money Market Funds — 21.9% (Cost: $8,440,000)		8,440,000
Total Investments — 102.0% (Cost: $39,346,578)		39,353,558
Liabilities in Excess of Other Assets — (2.0)%		(758,880)
Net Assets — 100.0%		$38,594,678

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Rates are discount rates or a range of discount rates as of period end.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$11,020,000	$110,000	$(2,690,000)(a)	$—	$—	$8,440,000	8,440,000	$106,384	$—

(a)	Represents net amount purchased (sold).
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate(a)	Frequency	Reference(b)	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
4.20%	At Termination	ICE BofA Commodity Enhanced Carry Total Return Index	At Termination	Citibank N.A.	N/A	08/29/25	USD	12,928	$106,518	$(260,273)	$366,791
4.20%	At Termination	ICE BofA Commodity Enhanced Carry Total Return Index	At Termination	Merrill Lynch International	N/A	08/29/25	USD	24,612	199,642	(498,632)	698,274
									$306,160	$(758,905)	$1,065,065

(a)	Represents 3-month Treasury Bill. Rate shown is the rate in effect as of period-end.
(b)	Please refer to the Reference Entity below for more details.

USD	United States Dollar

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Commodity Curve Carry Strategy ETF

Reference Entity
The ICE BofA Commodity Enhanced Carry Total Return Index consists of futures contracts under each counterparty. The following table represents the individual long positions and related weighting of the future contracts underlying the ICE BofA Commodity Enhanced Carry Total Return Index as of January 31, 2025.
Futures contracts	Maturity date	Weight %
Brent Crude Oil	10/31/2025	27.5%
Corn	12/12/2025	13.8
Gas Oil	12/11/2025	13.2
LME PRI Aluminum	12/16/2025	11.8
WTI Crude Oil	11/20/2025	8.3
Sugar	2/27/2026	7.4
Live Cattle	6/30/2025	6.6
Soybean	11/14/2025	3.9
Coffee	7/21/2025	3.8
Cocoa	5/14/2025	2.2
LME Zinc	12/16/2025	1.6
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Certificates of Deposit	$—	$4,791,381	$—	$4,791,381
Commercial Paper	—	22,175,022	—	22,175,022
U.S. Treasury Obligations	—	3,947,155	—	3,947,155
Money Market Funds	8,440,000	—	—	8,440,000
	$8,440,000	$30,913,558	$—	$39,353,558
Derivative Financial Instruments(a)
Assets
Commodity Contracts	$—	$1,065,065	$—	$1,065,065

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
SOFR	Secured Overnight Financing Rate